FORM N-Q/A

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
               OF REGISTERED MANAGEMENT INVESTMENT COMPANY


               Investment Company Act file number: 811-5047


                          Tax-Free Fund of Colorado
              (Exact Name of Registrant as Specified in Charter)

                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
              (Address of Principal Executive Offices)(Zip Code)


		Joseph P. DiMaggio, Chief Financial Officer and Treasurer
                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
                    (Name and address of Agent for Service)

	Registrant's Telephone Number, including Area Code: (212) 697-6666

                   Date of fiscal year end: December 31, 2008

                  Date of reporting period: September 30, 2009




Item 1. Schedule of Investments.


                                                  TAX FREE FUND OF COLORADO
                                                   SCHEDULE OF INVESTMENTS
                                                     September 30, 2009
                                                         (unaudited)
                                                                                        Rating
  Principal                                                                             Moody's/
   Amount     General Obligation Bonds (23.9%)                                            S&P            Value  (a)
------------- -------------------------------------------------------------------- ---------------------------------

              City & County (0.9%)
              --------------------------------------------------------------------

              Denver, Colorado City & County Art Museum
 $ 2,000,000  5.000%, 08/01/15                                                          Aa1/AAA      $    2,190,940
                                                                                                 -------------------

              Metropolitan District (4.9%)
              --------------------------------------------------------------------

              Arapahoe, Colorado Park & Recreation District
   1,070,000  5.000%, 12/01/17 National Public Finance Guarantee Insured                 A3/NR            1,116,855

              Foothills, Colorado Park & Recreational District
   1,310,000  5.000%, 12/01/12 FSA Insured                                              Aa3/NR+           1,410,647
   1,325,000  5.000%, 12/01/13 FSA Insured                                              Aa3/NR+           1,420,347

              Fraser Valley Metropolitan Recreational District, Colorado
   1,375,000  5.000%, 12/01/25                                                           NR/A             1,491,724

              Hyland Hills Metro Park & Recreation District, Colorado
              Special Revenue Refunding & Improvement
     875,000  4.375%, 12/15/26 ACA Insured                                              NR/NR*              644,490

              Lincoln Park, Colorado Metropolitan District, Refunding &
              Improvement
   1,535,000  5.625%, 12/01/20                                                          NR/BBB-           1,550,365

              Stonegate Village Metropolitan District, Colorado Refunding &
              Improvement
     500,000  5.000%, 12/01/23 National Public Finance Guarantee Insured                Baa1/A              533,385

              North Metro Fire Rescue District, Colorado
   1,200,000  4.625%, 12/01/20 AMBAC Insured                                             NR/AA            1,313,364

              Park Creek Metropolitan District, Colorado Revenue Refunding
              & Improvement - SR Property Tax
              Support
   2,000,000  5.500%, 12/01/21 Assured Guaranty Insured                                 NR/AAA+           2,141,260

              South Suburban, Colorado Park & Recreational District
     300,000  5.125%, 12/15/09 National Public Finance Guarantee Insured                 Aa3/A              302,316

                                                                                                 ------------------
              Total Metropolitan District                                                                11,924,753
                                                                                                 ------------------

              School Districts (18.1%)
              --------------------------------------------------------------------

              Adams 12 Five Star Schools, Colorado
   2,000,000  4.750%, 12/15/23 FSA Insured                                              Aa3/AAA           2,150,740

              Adams & Arapahoe Counties, Colorado Joint School District #28J
   2,500,000  5.500%, 12/01/23                                                          Aa3/AA-           2,916,375

              Adams & Weld Counties, Colorado School District #27J
   1,000,000  5.375%, 12/01/26 National Public Finance Guarantee Insured                Aa3/AA-           1,124,460

              Adams County, Colorado School District #12 (Adams 12 Five
              Star Schools)
   1,170,000  5.000%, 12/15/12 National Public Finance Guarantee Insured                Aa3/AA            1,264,922
     830,000  5.000%, 12/15/12 National Public Finance Guarantee Insured
              Pre-Refunded                                                              Aa3/AAA             907,771

              Arapahoe County, Colorado School District #006 Littleton
   1,000,000  5.250%, 12/01/21 National Public Finance Guarantee Insured                Aa2/AA            1,080,700

              Boulder Larimer & Weld Counties, Colorado
   1,260,000  5.000%, 12/15/26 FSA Insured                                              Aa3/AAA           1,368,373
   1,500,000  5.000%, 12/15/28                                                          Aa3/AA-           1,665,540

              Clear Creek, Colorado School District
   1,000,000  5.000%, 12/01/16 FSA Insured                                              Aa3/AAA           1,026,030

              Denver, Colorado City & County School District No. 1
   3,000,000  5.250%, 12/01/27                                                          Aa3/AA-           3,418,950

              El Paso County, Colorado School District #20
   1,500,000  5.000%, 12/15/14 National Public Finance Guarantee Insured                Aa3/NR            1,660,155
   1,085,000  5.500%, 12/15/23 National Public Finance Guarantee Insured                Aa3/NR            1,195,605

              El Paso County, Colorado School District #38
   1,110,000  5.700%, 12/01/12 Pre-Refunded                                             Aa3/NR            1,177,488

              El Paso County, Colorado School District #49
   1,500,000  5.500%, 12/01/13 FSA Insured Pre-Refunded                                 Aa3/AAA           1,587,075
   1,000,000  5.250%, 12/01/14 National Public Finance Guarantee
              Insured Pre-Refunded                                                      Aa3/AA-           1,097,390

              Garfield County, Colorado School District
   1,250,000  5.000%, 12/01/17 FSA Insured                                              Aa3/NR+           1,352,125

              Gunnison Watershed, Colorado School District
   1,025,000  5.250%, 12/01/26                                                          Aa3/AA-           1,160,136

              Jefferson County, Colorado School District #R-001
   3,000,000  5.250%, 12/15/25 FSA Insured                                              Aa3/AAA           3,355,470

              La Plata County, Colorado School District #9
   1,500,000  5.000%, 11/01/18 National Public Finance Guarantee
               Insured Pre-Refunded                                                     Aa3/NR            1,679,625

              Pueblo County, Colorado School District #70
   1,000,000  5.000%, 12/01/15 National Public Finance Guarantee Insured                Aa3/AA-           1,054,270
   3,440,000  5.000%, 12/01/16 National Public Finance Guarantee Insured                Aa3/AA-           3,609,661

              Teller County, Colorado School District #2 Woodland Park
   1,265,000  5.000%, 12/01/17 National Public Finance Guarantee Insured                Aa3/AA-           1,409,261

              Weld and Adams Counties, Colorado School District #3J
   1,000,000  5.500%, 12/15/10 AMBAC Insured Pre-Refunded                               Aa3/AA-           1,010,100

              Weld County, Colorado School District #2
   1,315,000  5.000%, 12/01/15 FSA Insured                                              Aa3/AAA           1,424,106

              Weld County, Colorado School District #6
   1,195,000  5.000%, 12/01/15 FSA Insured Pre-Refunded                                 Aa3/AAA           1,303,649

              Weld County, Colorado School District #8
   1,115,000  5.000%, 12/01/15 FSA Insured Pre-Refunded                                 Aa3/AAA           1,253,929
   1,385,000  5.250%, 12/01/17 FSA Insured Pre-Refunded                                 Aa3/AAA           1,568,305

                                                                                                 ------------------
              Total School Districts                                                                     43,822,211
                                                                                                 ------------------

              Total General Obligation Bonds                                                             57,937,904
                                                                                                 ------------------

              Revenue Bonds (75.8%)
              --------------------------------------------------------------------

              Electric (2.8%)
              --------------------------------------------------------------------

              Colorado Springs, Colorado Utilities Revenue
   1,660,000  5.000%, 11/15/17                                                          Aa2/AA            1,821,053

              Colorado Springs, Colorado Utilities Revenue, Refunding Series A
   2,000,000  4.750%, 11/15/27                                                          Aa2/AA            2,179,260

              Colorado Springs, Colorado Utilities Revenue Refunding Series B
   1,285,000  5.250%, 11/15/23                                                          Aa2/AA            1,488,416

              Colorado Springs, Colorado Utilities Revenue Subordinated
              Lien Improvement Series B
   1,160,000  5.000%, 11/15/23                                                          Aa2/AA            1,255,990

                                                                                                 ------------------
              Total Electric                                                                              6,744,719
                                                                                                 ------------------

              Higher Education (18.8%)
              --------------------------------------------------------------------

              Adams State College, Colorado Auxiliary Facilities
   1,000,000  5.200%, 05/15/27                                                          Aa3/AA-           1,101,640

              Boulder, Colorado Development Revenue UCAR
   1,880,000  5.000%, 09/01/27 National Public Finance Guarantee Insured                 A2/A+            1,937,265

              Colorado Educational & Cultural Facility Authority,
              Johnson & Wales
     860,000  5.000%, 04/01/18 Syncora Guarantee Inc. Insured                           NR/NR*              870,139

              Colorado Educational & Cultural Facility Authority,
              Regis University Project
   1,695,000  5.000%, 06/01/24 Radian Insured                                           NR/BBB            1,611,996

              Colorado Educational & Cultural Facility Authority,
              Student Housing - Campus Village Apartments
              Refunding
   2,835,000  5.375%, 06/01/28                                                           NR/A             2,885,576

              Colorado Educational & Cultural Facility Authority,
              University of Colorado Foundation Project
   2,110,000  5.000%, 07/01/17 AMBAC Insured Pre-Refunded                               NR/NR*            2,308,593
   1,865,000  5.375%, 07/01/18 AMBAC Insured Pre-Refunded                               NR/NR*            2,059,221

              Colorado Educational & Cultural Facility Authority
              Revenue Refunding, University of Denver
              Project
   1,000,000  5.250%, 03/01/26 National Public Finance Guarantee Insured                 A1/A             1,158,460

              Colorado Educational & Cultural Facility Authority,
              University of Denver Project, Series B
              Refunding
   1,620,000  5.250%, 03/01/23 National Public Finance Guarantee Insured                 A1/A             1,743,800

              Colorado Mountain Jr. College District Student Housing
              Facilities Enterprise Revenue
   1,000,000  4.500%, 06/01/18 National Public Finance Guarantee Insured                Baa1/A            1,035,380
   1,825,000  5.000%, 06/01/23 National Public Finance Guarantee Insured                Baa1/A            1,855,952

              Colorado School of Mines Enterprise Revenue Refunding &
              Improvement
   1,455,000  5.000%, 12/01/24                                                          Aa3/AA-           1,594,767

              Colorado State Board of Governors University Enterprise
              System, Series A, Refunding and
              Improvement
     425,000  5.000%, 03/01/17 Pre-Refunded                                              A1/NR              479,183

              Colorado State Board of Governors University Enterprise
              System, Series A, Refunding and
              Improvement
   1,105,000  5.000%, 03/01/17 AMBAC Insured                                             A1/NR            1,183,411

              Colorado State COP University of Colorado at Denver Health
              Sciences Center Fitzsimons Academic
              Projects Series B
   3,135,000  5.250%, 11/01/25 National Public Finance Guarantee Insured               Baa1/AA-           3,405,895

              Mesa State College, Colorado Auxiliary Facilities Enterprise
   1,000,000  5.000%, 05/15/20 XLCA Insured                                              A3/NR            1,029,500

              Mesa State College, Colorado Auxiliary Facilities Enterprise
   2,000,000  5.700%, 05/15/26                                                          Aa3/AA-           2,387,740

              University of Colorado Enterprise System
   1,000,000  5.000%, 06/01/11                                                          Aa3/AA-           1,067,560
   2,325,000  5.000%, 06/01/15 AMBAC Insured Pre-Refunded                               Aa3/AA-           2,566,149
   1,735,000  5.000%, 06/01/16 Pre-Refunded                                             Aa3/AA-           1,962,753
   1,000,000  5.250%, 06/01/17 National Public Finance Guarantee
              Insured Pre-Refunded                                                      Aa3/AA-           1,140,170
   2,000,000  5.000%, 06/01/27                                                          Aa3/AA-           2,219,680

              University of Colorado Enterprise System Revenue, Refunding
                & Improvement
   3,905,000  5.000%, 06/01/24 National Public Finance Guarantee Insured                Aa3/AA-           4,192,642

              University of Northern Colorado Auxiliary Facilities
   1,390,000  5.000%, 06/01/15 AMBAC Insured                                             A2/A             1,442,292

              University of Northern Colorado Revenue Refunding
   1,000,000  5.000%, 06/01/24 FSA Insured                                              Aa3/AAA           1,057,900

              Western State College, Colorado Revenue
   1,020,000  5.000%, 05/15/27 State Higher Ed. Intercept Program Insured               Aa3/AA-           1,090,604

                                                                                                 -------------------
              Total Higher Education                                                                     45,388,268
                                                                                                 -------------------

              Hospital (10.0%)
              --------------------------------------------------------------------

              Colorado Health Facility Authority Hospital Revenue, Adventist
               Health/Sunbelt, Refunding
   2,500,000  5.125%, 11/15/29                                                           A1/A+            2,566,500

              Colorado Health Facility Authority Hospital Revenue,
              Valley View Hospital Association, Refunding
   1,000,000  5.500%, 05/15/28                                                          NR/BBB            1,003,340

              Colorado Health Facility Authority Hospital Revenue,
              Catholic Health
   1,000,000  4.750%, 09/01/25 FSA Insured                                              Aa2/AAA           1,068,920

              Colorado Health Facility Authority Revenue,
              Catholic Health Initiatives
   2,000,000  5.000%, 10/01/16                                                          Aa2/AA            2,246,480
   1,000,000  6.000%, 10/01/23                                                          Aa2/AA            1,140,840

              Colorado Health Facility Authority Hospital Revenue,
              Evangelical Lutheran Project Refunding
   1,575,000  5.250%, 06/01/19                                                           A3/A-            1,648,647

              Colorado Health Facility Authority Hospital Revenue,
              Poudre Valley Health Care Series F Refunding
   3,200,000  5.000%, 03/01/25                                                           A3/A-            3,217,920

              Colorado Health Facility Authority Hospital Revenue,
              Sisters of Charity - Leavenworth
   1,500,000  5.250%, 12/01/10 National Public Finance Guarantee Insured                Aa3/AA            1,502,310

              Colorado Health Facility Authority Hospital Revenue,
              Evangelical Lutheran Project Refunding
   1,000,000  5.250%, 06/01/21                                                           A3/A-            1,036,840
   2,000,000  5.250%, 06/01/24                                                           A3/A-            2,046,060

              Colorado Health Facility Authority Hospital Revenue,
              NCMC Inc., Project
   2,000,000  5.250%, 05/15/26 Series A FSA Insured                                     NR/AAA            2,138,440

              Denver, Colorado Health & Hospital Authority
              Healthcare, Revenue Series A Refunding
   2,000,000  5.000%, 12/01/18                                                         NR/BBB++           1,985,380
   1,500,000  5.000%, 12/01/19                                                         NR/BBB++           1,476,465

              Park Hospital District Larimer County, Colorado
              Limited Tax Revenue
   1,010,000  4.500%, 01/01/21 AGC Insured                                              Aa2/AAA           1,080,730

                                                                                                 ------------------
              Total Hospital                                                                             24,158,872
                                                                                                 ------------------

              Housing (2.3%)
              --------------------------------------------------------------------

              Colorado Housing & Finance Authority
     275,000  6.050%, 10/01/16 Series 1999A3                                            Aa2/NR              284,012
       5,000  6.125%, 11/01/23 Series 1998D3                                            Aa2/NR                5,254

              Colorado Housing & Finance Authority, Single Family
              Program Refunding
     105,000  5.000%, 08/01/13 Series 2001 Series B                                      A1/A+              103,408

              Colorado Housing Finance Authority, Single Family Mortgage
      30,000  5.700%, 10/01/22 Series 2000C3                                            Aa2/AA               30,903

              Colorado Housing & Finance Authority, Single Family
              Mortgage Class II
   1,000,000  5.500%, 11/01/29                                                          Aaa/AAA           1,056,090

              Colorado Housing Finance Authority, Single Family
              Mortgage Class III Series A-5
   3,000,000  5.000%, 11/01/34                                                           A1/A+            3,009,030

              Colorado Housing Finance Authority, Single Family
              Mortgage Subordinated
      50,000  5.400%, 10/01/12 Series 2000D                                              A1/A+               50,844

              Colorado Housing and Finance Authority, Multi-Family
              Project C1-II Ser A-2
   1,000,000  5.400%, 10/01/29                                                          Aa2/AA            1,045,300

                                                                                                 -------------------
              Total Housing                                                                                5,584,841
                                                                                                 -------------------

              Lease (18.1%)
              --------------------------------------------------------------------

              Adams 12 Five Star Schools, Colorado COP
   1,770,000  4.625%, 12/01/24                                                           A1/A+            1,865,138

              Adams County, Colorado Corrections Facility COP, Series B
   1,600,000  5.000%, 12/01/26                                                          Aa3/AA            1,722,848
   1,200,000  5.125%, 12/01/27                                                          Aa3/AA            1,295,892

              Aurora, Colorado COP
   2,105,000  5.250%, 12/01/13 AMBAC Insured Pre-Refunded                               NR/AA-            2,220,796

              Aurora, Colorado COP, Refunding
   2,000,000  5.000%, 12/01/26 Series A                                                 Aa3/AA-           2,163,740

              Broomfield, Colorado COP
   2,500,000  5.100%, 12/01/12 AMBAC Insured                                             A2/NR            2,612,700

              Colorado Educational & Cultural Facilities Authority
              Revenue, Aurora Academy Project
   1,255,000  5.250%, 02/15/24 Syncora Insured                                           NR/A             1,306,944

              Colorado Educational & Cultural Facilities Authority
              Revenue, Ave Maria School Project Refunding
   1,000,000  4.850%, 12/01/25 Radian Insured                                           NR/BBB-             842,580

              Colorado Educational & Cultural Facilities Authority
              Revenue, Charter School - James, Refunding
              & Improvement,
   2,000,000  5.000%, 08/01/27 CIFG Insured                                              NR/A             2,089,340

              Colorado Educational & Cultural Facilities Authority
              Revenue, Peak to Peak Charter School,
              Refunding
   1,500,000  5.250%, 08/15/24 Syncora Guarantee Inc. Insured                            NR/A             1,578,630

              Colorado State Higher Ed Capital Construction Lease
   3,000,000  5.250%, 11/01/23                                                          Aa3/AA-           3,299,670

              Denver, Colorado City and County COP (Botanical Gardens)
   2,015,000  5.250%, 12/01/22                                                          Aa3/AA+           2,272,275

              Denver, Colorado City and County COP (Roslyn Fire)
   1,835,000  5.000%, 12/01/15                                                          Aa2/AA+           1,945,724

              El Paso County, Colorado COP
   1,100,000  5.250%, 12/01/09 National Public Finance Guarantee Insured                 A1/A             1,107,843

              El Paso County, Colorado COP (Pikes Peak Regional
              Development Authority)
   1,925,000  5.000%, 12/01/18 AMBAC Insured                                            NR/AA-            2,088,394

              El Paso County, Colorado COP School District #49 Falcon, Series A
   2,560,000  5.000%, 12/15/30  National Public Finance Guarantee Corp. Insured          A2/A             2,718,541

              Fort Collins, Colorado Lease COP Series A
   3,020,000  4.750%, 06/01/18 AMBAC Insured                                            Aa2/NR            3,238,437

              Fremont County, Colorado COP Refunding & Improvement Series A
   2,075,000  5.000%, 12/15/18 National Public Finance Guarantee Insured                Baa1/A            2,160,781

              Garfield County, Colorado COP Public Library District
   1,000,000  5.375%, 12/01/27                                                           NR/A             1,056,430

              Lakewood, Colorado COP
   1,440,000  5.200%, 12/01/13 AMBAC Insured Pre-Refunded                               NR/AA-            1,520,122

              Northern Colorado Water Conservancy District COP
   1,000,000  5.000%, 10/01/15 National Public Finance Guarantee Insured               Baa1/AA-           1,060,880

              Pueblo, Colorado COP (Police Complex Project)
   2,170,000  5.500%, 08/15/22 AGC Insured                                              Aa2/AAA           2,510,647

              Rangeview Library District Project, Colorado COP
   1,000,000  5.000%, 12/15/28 AGC Insured                                              Aa2/AAA           1,081,840

                                                                                                 ------------------
              Total Lease                                                                                43,760,192
                                                                                                 ------------------

              Sales Tax (8.8%)
              --------------------------------------------------------------------

              Boulder, Colorado Open Space Acquisition
   1,250,000  5.500%, 08/15/12 Pre-Refunded                                             Aa1/AAA           1,305,300

              Boulder, Colorado Open Space Capital Improvement
   1,630,000  5.000%, 07/15/17 National Public Finance Guarantee Insured                Aa2/AA            1,734,124

              Boulder County, Colorado Open Space Capital Improvement Series A
   1,500,000  5.000%, 01/01/24 FSA Insured                                              Aa3/AAA           1,617,945

              Boulder, Colorado Sales & Use Tax Open Space Series A
   1,000,000  5.450%, 12/15/12 National Public Finance Guarantee Insured
              Pre-Refunded                                                              NR/AA-            1,018,990

              Colorado Springs, Colorado Sales & Use Tax Revenue Service Sales
   1,320,000  5.000%, 12/01/12 Pre-Refunded                                             A1/AA+            1,329,530

              Commerce City, Colorado Sales & Use Tax Revenue
   1,000,000  5.000%, 08/01/21 AMBAC Insured                                             NR/A+            1,062,200

              Douglas County, Colorado Sales & Use Tax Open Space Revenue
   1,780,000  5.500%, 10/15/12 FSA Insured Pre-Refunded                                 Aa3/AAA           1,872,631

              Golden, Colorado Sales & Use Tax
   1,265,000  5.000%, 12/01/12 AMBAC Insured                                             NR/A             1,346,858

              Gypsum County, Colorado Sales Tax & General Fd. Revenue
   1,690,000  5.250%, 06/01/30 AGC Insured                                              NR/AAA            1,768,889

              Jefferson County, Colorado Open Space Sales Tax
   1,600,000  5.000%, 11/01/13 AMBAC Insured                                            Aa3/AA-           1,710,768
   1,080,000  5.000%, 11/01/14 AMBAC Insured                                            Aa3/AA-           1,147,241

              Larimer County, Colorado Sales Tax Revenue Bond
   1,000,000  5.500%, 12/15/12 AMBAC Insured Pre-Refunded                               A1/AA-            1,061,080

              Longmont, Colorado Sales & Use Tax
   1,875,000  5.500%, 11/15/14 Pre-Refunded                                             NR/AA+            1,981,556

              Park Meadows Business Implementation District, Colorado
              Shared Sales Tax Revenue Bond
   1,500,000  5.300%, 12/01/27                                                          NR/NR*            1,265,865

              Thornton, Colorado Sales Tax
   1,000,000  5.000%, 09/01/14 FSA Insured                                              Aa3/AAA           1,071,960

                                                                                                 ------------------
              Total Sales Tax                                                                            21,294,937
                                                                                                 ------------------

              Transportation (6.4%)
              --------------------------------------------------------------------

              Colorado Department of Transportation-Tax Revenue Anticipation Note
   1,000,000  6.000%, 06/15/13 AMBAC Insured Pre-Refunded                               #Aaa/AA          1,044,140

              E-470 Public Highway Authority, Colorado Revenue Series D2
   4,000,000  5.000%, 09/01/39 National Public Finance Guarantee Insured                Baa1/A           4,043,600

              Northwest Parkway, Colorado Public Highway Authority Series A
   2,515,000  5.150%, 06/15/14 AMBAC Insured Pre-Refunded                               NR/NR*           2,730,837

              Regional Transportation District, Colorado COP
   1,190,000  5.000%, 06/01/15 AMBAC Insured                                             A1/A+           1,249,131

              Regional Transportation District, Colorado COP, Series A
   3,500,000  5.000%, 06/01/25 AMBAC Insured                                             A1/A+           3,595,130

              Regional Transportation District, Colorado Sales Tax Revenue
   2,000,000  5.000%, 11/01/13 National Public Finance Guarantee Insured                Aa3/AAA          2,092,960

              Walker Field, Colorado Public Airport Authority Airport Revenue
   1,000,000  5.000%, 12/01/22                                                          Baa3/NR            824,500

                                                                                                 -----------------
              Total Transportation                                                                      15,580,298
                                                                                                 -----------------

              Water & Sewer (8.2%)
              --------------------------------------------------------------------

              Boulder, Colorado Water & Sewer Revenue
   1,000,000  5.400%, 12/01/14 Pre-Refunded                                             Aa2/AAA          1,057,940

              Broomfield, Colorado Sewer and Waste Water Revenue
   1,985,000  5.000%, 12/01/15 AMBAC Insured                                             A3/NR           2,102,512

              Broomfield, Colorado Water Activity Enterprise
   1,500,000  5.300%, 12/01/12 National Public Finance Guarantee Insured                 A2/NR           1,587,105
   1,730,000  5.250%, 12/01/13 National Public Finance Guarantee Insured                 A2/NR           1,825,340

              Colorado Clean Water Revenue
     170,000  5.375%, 09/01/10 Un-Refunded portion                                      Aaa/AAA            170,027

              Colorado Water Resource & Power Development Authority
   2,675,000  5.000%, 09/01/16 National Public Finance Guarantee Insured                Baa1/A           2,810,007
   1,855,000  5.000%, 09/01/17 National Public Finance Guarantee Insured                Baa1/A           1,924,266

              Colorado Water Resource & Power Development Authority Clean
              Water Revenue Series A
   1,375,000  5.000%, 09/01/12 Pre-Refunded                                             Aaa/AAA          1,489,730
     260,000  5.000%, 09/01/12 Un-Refunded portion                                      Aaa/AAA            278,710

              Colorado Water Resource & Power Development Authority
              Small Water Resource Series A
     600,000  5.550%, 11/01/13 National Public Finance Guarantee Insured
              Un-Refunded portion                                                        NR/A              625,086
     400,000  5.550%, 11/01/13 National Public Finance Guarantee Insured
               Pre-Refunded                                                              NR/A              421,484

              Denver, Colorado City and County Wastewater Revenue
   1,560,000  5.000%, 11/01/15 National Public Finance Guarantee Insured                Aa3/AAA          1,690,978

              Erie, Colorado Water Enterprise Revenue, Series A
   1,000,000  5.000%, 12/01/25 FSA Insured                                              Aa3/NR+          1,098,140

              Pueblo, Colorado Board Water Works
   1,000,000  5.500%, 11/01/10 FSA Insured                                              Aa3/AAA          1,047,980

              Ute, Colorado  Water Conservancy District
   1,570,000  5.500%, 06/15/12 National Public Finance Guarantee Insured                Baa1/A+          1,610,192

                                                                                                 -----------------
              Total Water & Sewer                                                                       19,739,497
                                                                                                 -----------------

              Miscellaneous Revenue (0.4%)
              --------------------------------------------------------------------

              Westminster, Colorado Golf Course Activity
   1,000,000  5.400%, 12/01/13 Radian Group, Inc. Insured                               NR/BBB-         1,002,950

                                                                                                 -----------------
              Total Miscellaneous Revenue                                                               1,002,950
                                                                                                 -----------------

              Total Revenue Bonds                                                                     183,254,574
                                                                                                 -----------------

              Total Investments (cost $228,686,859-note b)                               99.7%        241,192,478

              Other assets less liabilities                                               0.3             678,399
                                                                                   ---------------- --------------
              Net Assets                                                                100.0%  $     241,870,877
                                                                                   ================ ==============


                                                                Percent of
              Portfolio Distribution By Quality Rating        Investments (1)
              ----------------------------------------        ---------------

              Aaa of Moody's or AAA of S&P                      13.8 %

              Pre-Refunded Bonds (2)                            17.1

              Aa of Moody's or AA of S&P or Fitch               34.1

               A of Moody's or S&P                              29.6

              Baa of Moody's or BBB of S&P                       4.3

              Not rated*                                         1.1
                                                               -------

                                                               100.0 %
                                                               =======

1 Calculated using the highest rating of the three rating services.

(2) Pre-refunded bonds are bonds for which U.S. Government Obligations have been placed in escrow to retire the bonds at their earliest call date.

* Any security not rated (NR) by any of the approved credit rating services has been determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a rating service.


 Fitch Rating
 + AA
 ++ BBB

                                     PORTFOLIO ABBREVIATIONS:

 ACA -American Capital Assurance Financial Guaranty Corp.
 AGC - Assured Guaranty Corp.
 AMBAC - American Municipal Bond Assurance Corp.
 CIFG - CDC IXIS Financial Guaranty
 COP -Certificates of Participation
 FSA - Financial Security Assurance
 NR - Not Rated
 UCAR- University Corporation for Atmospheric Research

 Note: National Public Finance Guarantee formerly known as National-re.

On November 2, 2009, Assured Guaranty Ltd. the holding company for Assured Guaranty Corp. and Financial Security Assurance Inc. ("FSA") announced that pending regulatory approval, it will change the name of its subsidiary FSA to Assured Guaranty Municipal Corp. The Company also plans to change the names of the FSA companies worldwide.

                            See accompanying notes to
                              financial statements.

                          NOTES TO FINANCIAL STATEMENTS
                            TAX-FREE FUND OF COLORADO
                                   (unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At September 30, 2009, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $228,640,105 amounted to $12,552,373, which consisted of aggregate gross unrealized appreciation of $13,466,982 and aggregate gross unrealized depreciation of $914,609.

(c) Fair Value Measurements

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements", effective January 1, 2008. FAS 157 established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Fund's investments in their entirety are assigned levels based upon the observability.

The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund's investments (details of which can be found in the schedule of investments), used to value the Fund's net assets as of September 30, 2009:

                                                         Investments in
 Valuation Inputs                                          Securities


 Level 1 - Quoted Prices                             $                  -
 Level 2 - Other Significant Observable Inputs

 Municipal Bonds                                     $        241,192,478


 Level 3 - Significant Unobservable Inputs           $                  -
                                                    ------------------------
 Total                                               $        241,192,478
                                                    ========================

Item 2. Controls and Procedures.

(a) The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b) The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.


Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).




                                 Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TAX-FREE FUND OF COLORADO

By:	/s/ Diana P. Herrmann
      -------------------------------
      Diana P. Herrmann
      President and Trustee
      November 25, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By:	/s/ Diana P. Herrmann
      --------------------------------
	Diana P. Herrmann
 	President and Trustee
      November 25, 2009



By:  /s/  Joseph P. DiMaggio
	-----------------------------------
	Chief Financial Officer and Treasurer
	November 25, 2009